Loss Per Share	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss Per Share
27)
LOSS PER SHARE

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the years ended March 31, 2021, 2022 and 2023:

	For the year ended March 31
Particulars	2021	2022	2023
Loss attributable to ordinary shareholders (including Class B shareholders)	(55,639)	(45,405)	(11,321)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	106,797,245	108,471,149	109,656,200
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	106,797,245	108,471,149	109,656,200
Loss per share (USD)
Basic	(0.52)	(0.42)	(0.10)
Diluted	(0.52)	(0.42)	(0.10)

For the year ended March 31, 2023, 1,336,069 (March 31, 2022: 1,430,737 and March 31, 2021: 1,965,251) employees share based awards, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.

For the year ended March 31, 2023, 5,934,810 (March 31, 2022: 5,934,810 and March 31, 2021: 812,988) ordinary shares issuable on conversion of convertible notes, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.